Common Stock (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Common Stock [Line Items]
Common Stock, Shares Authorized		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding		3,741,944	1,188,307
Stockholders' Equity, Reverse Stock Split		On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the “Reverse Stock Splits”).
Warrants and Rights Outstanding	$ 20,000
Stock Issued During Period, Value, New Issues		$ 200,000
Payments of Stock Issuance Costs		$ 904,914	$ 0
Common Stock [Member]
Common Stock [Line Items]
Stockholders' Equity, Reverse Stock Split		one share of common stock for each 12 shares
Equity, Fair Value Disclosure	4,200,000
Stock Issued During Period, Value, New Issues		$ 3
Stock Issued During Period, Shares, New Issues		25,641
Warrant [Member]
Common Stock [Line Items]
Equity, Fair Value Disclosure	2,100,000
IPO [Member]
Common Stock [Line Items]
Proceeds from Issuance Initial Public Offering	$ 6,300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.00
Warrants Expiration Term	5 years
Stock Issued During Period, Value, New Issues	$ 7,500,000
Stock Issued During Period, Shares, New Issues	1,562,500
Payments of Stock Issuance Costs	$ 1,200,000
Over-Allotment Option [Member]
Common Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	234,375
Underwriters Exercised of Over-Allotment Option	170,822